Share-based Compensation - Assumptions (Details)	12 Months Ended
Dec. 31, 2024 $ / shares
Share-based Compensation
Exercise price (US Dollar)	$ 0.00005
Risk-free interest rate, minimum	3.47%
Risk-free interest rate, maximum	4.74%
Expected term (in years)	10 years
Expected volatility, minimum	48.67%
Expected volatility, maximum	90.35%
Fair value of the underlying shares on the date of options grants (US Dollar)	$ 1.32
Fair value of share option (US Dollar)	1.32
Minimum
Share-based Compensation
Exercise multiple	$ 2.2
Expected forfeiture rate (post-vesting)	0.00%
Maximum
Share-based Compensation
Exercise multiple	$ 2.8
Expected forfeiture rate (post-vesting)	50.00%